Taxation (Movement of Valuation Allowances for Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION [Abstract]
Beginning balance	$ 289,097	$ 326,755	$ 283,711
Provision for the year	69,087	45,787	36,363
Reversal for the year	(12,844)	(91,019)	(12,637)
Foreign currency translation adjustment	24,751	7,574	19,318
Ending balance	$ 320,589	$ 289,097	$ 326,755